Ordinary Shares and Treasury Shares (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended							6 Months Ended		12 Months Ended
		May 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Sep. 30, 2024	Jul. 31, 2024	May 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	May 29, 2026	Feb. 28, 2026	Sep. 30, 2025	Sep. 08, 2025	Jan. 31, 2025	Jul. 01, 2024	Mar. 31, 2024
Ordinary Shares and Treasury Shares [Line Items]
Net proceeds									$ 484,501	$ 118,540
Issued exercise of warrants										$ 74,182
Ordinary Shares [Member]
Ordinary Shares and Treasury Shares [Line Items]
Maturity period																	July 2025
Ordinary Shares [Member] | 2024 At Market Issuance Sales Agreement [Member] | FreeChain Acquisition [Member]
Ordinary Shares and Treasury Shares [Line Items]
Fair value				$ 74,900		$ 74,900
Ordinary Shares [Member] | 2024 At Market Issuance Sales Agreement [Member] | July and November 2024 [Member]
Ordinary Shares and Treasury Shares [Line Items]
Promissory note converted							$ 8,000
Principal amount					$ 15,000
Ordinary Shares [Member] | 2025 At Market Issuance Sales Agreement [Member]
Ordinary Shares and Treasury Shares [Line Items]
Future issuance of not outstanding									8,228,390		7,258,176
Class A Ordinary Shares [Member]
Ordinary Shares and Treasury Shares [Line Items]
Par value per share									$ 0.0000001
Issuance of shares		5,186,627
Conversion price														$ 127.9743
Class A Ordinary Shares [Member] | 2025 Share Repurchase Program [Member]
Ordinary Shares and Treasury Shares [Line Items]
Treasury shares cancelled									3,682,212		1,600,000
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Ordinary Shares and Treasury Shares [Line Items]
Issuance of shares									30,428,561	6,076,388
Net proceeds	[1]
Issued exercise of warrants	[1]
Total consideration										5,186,627
Shares issued									5,503,030	10,062,187
Common stock number of voting									1
Class A Ordinary Shares [Member] | Ordinary Shares [Member] | 2024 Share Repurchase Program [Member]
Ordinary Shares and Treasury Shares [Line Items]
Stock repurchase program number of shares repurchased										790,000
Proceeds from amount of share repurchase										$ 9,100
Share repurchase program, authorized amount															$ 10,000
Class A Ordinary Shares [Member] | Ordinary Shares [Member] | 2025 Share Repurchase Program [Member]
Ordinary Shares and Treasury Shares [Line Items]
Repurchase of shares									317,501		4,964,711
Shares repurchased consideration amount									$ 4,000		$ 56,000
Class A Ordinary Shares [Member] | Ordinary Shares [Member] | 2025 Share Repurchase Program [Member] | Maximum [Member]
Ordinary Shares and Treasury Shares [Line Items]
Share repurchase program, authorized amount												$ 40,000
Class A Ordinary Shares [Member] | Ordinary Shares [Member] | 2025 Share Repurchase Program [Member] | Minimum [Member]
Ordinary Shares and Treasury Shares [Line Items]
Share repurchase program, authorized amount													$ 20,000
Class A Ordinary Shares [Member] | Ordinary Shares [Member] | July and November 2024 [Member]
Ordinary Shares and Treasury Shares [Line Items]
Conversion price					$ 7.366
Class A Ordinary Shares [Member] | Ordinary Shares [Member] | 2024 At Market Issuance Sales Agreement [Member]
Ordinary Shares and Treasury Shares [Line Items]
Par value per share																		$ 0.0000001
Issuance of shares				383,400		18,786,600				6,076,388
Net proceeds										$ 118,500
Issued exercise of warrants		$ 5,186,627
Total consideration		50,000,000
Class A Ordinary Shares [Member] | Ordinary Shares [Member] | 2024 At Market Issuance Sales Agreement [Member] | FreeChain Acquisition [Member]
Ordinary Shares and Treasury Shares [Line Items]
Purchase consideration of shares				255,400		12,514,600
Class A Ordinary Shares [Member] | Ordinary Shares [Member] | 2024 At Market Issuance Sales Agreement [Member] | July and November 2024 [Member]
Ordinary Shares and Treasury Shares [Line Items]
Converted into shares					2,036,383		1,086,070
Conversion price							$ 7.366
Class A Ordinary Shares [Member] | Ordinary Shares [Member] | 2024 At Market Issuance Sales Agreement [Member] | Private Placement [Member]
Ordinary Shares and Treasury Shares [Line Items]
Issuance of shares								18,587,360
Net proceeds								$ 87,400
Class A Ordinary Shares [Member] | Ordinary Shares [Member] | 2025 At Market Issuance Sales Agreement [Member]
Ordinary Shares and Treasury Shares [Line Items]
Par value per share																$ 0.0000001
Issuance of shares									30,428,561
Net proceeds									$ 484,500
Shares issued										10,062,187
Repurchase of shares									5,503,030	10,661,140
Shares issued were reserved for future issuance									11,864,393		10,279,108
Class V Ordinary Shares [Member]
Ordinary Shares and Treasury Shares [Line Items]
Par value per share									$ 0.0000001
Class V Ordinary Shares [Member] | Ordinary Shares [Member]
Ordinary Shares and Treasury Shares [Line Items]
Issuance of shares
Net proceeds
Issued exercise of warrants
Total consideration
Shares issued
Common stock number of voting									10
Class V Ordinary Shares [Member] | Ordinary Shares [Member] | 2025 At Market Issuance Sales Agreement [Member]
Ordinary Shares and Treasury Shares [Line Items]
Conversion of shares			4,000,000

[1]	Amount less than US$1,000